3. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment
Furniture, fixtures and equipment	5 or 7 years
Automobile	3, 5 or 7 years
Bitcoin mining equipment	3 years
Leasehold improvements	The shorter of the estimated life or the lease term
PV solar system	20 or 25 years

Schedule of disaggregation of revenues

By revenue stream	For the year ended December 31, 2020
Continued operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Sales of pre-development solar projects	Others	Total
Australia	$112,442	$–	$–	$–	$1,062	$113,504
Japan	–	–	3,788	–	–	3,788
Italy	–	615	–	–	41	656
United States	–	–	16,113	101	648	16,862
United Kingdom	–	1,023	–	–	–	1,023
Greece	–	2,783	–	–	12	2,795
Total	$112,442	$4,421	$19,901	$101	$1,763	$138,628

By revenue stream	For the year ended December 31, 2019
Continued operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Sales of pre-development solar projects	Others	Total
Australia	$79,470	$–	$–	$–	$1,048	$80,518
Japan	–	–	9,563	–	–	9,563
Italy	–	1,365	–	–	–	1,365
United States	1,471	–	–	(2,835)	5,684	4,320
United Kingdom	–	979	–	–	–	979
Greece	–	1,024	–	–	114	1,138
Total	$80,941	$3,368	$9,563	$(2,835)	$6,846	$97,883

By revenue stream	For the year ended December 31, 2018
Continued operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Sales of pre-development solar projects	Others	Total
Australia	$90,067	$–	$–	$–	$1,314	$91,381
Japan	1,605	–	10,809	–	23	12,437
Italy	–	1,733	–	–	–	1,733
United States	1,875	–	–	15,794	1,052	18,721
United Kingdom	–	932	–	–	–	932
Greece	–	378	–	–	–	378
Total	$93,547	$3,043	$10,809	$15,794	$2,389	$125,582

Schedule of accounts receivables and contract liabilities

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	December 31, 2020	December 31, 2019
Accounts receivable, current and noncurrent	$17,306	$16,539
Advance from customers	$1,377	$17,632

Reconciliation of total interest cost
	For the years ended December 31,
	2020	2019	2018

Interest cost capitalized	$–	$–	$292
Interest cost charged to expense	3,795	3,923	6,665
Total interest cost	$3,795	$3,923	$6,957